EXPLANATORY NOTE

Incorporated herein by reference is a supplement to the Pax World Funds Series Trust I prospectus for Pax World Global Environmental Markets Fund and Pax World Growth Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 12, 2013 (SEC Accession No. 0001104659-13-089961).